Summary of Expected Credit Loss Allowance (Detail) - Trade receivables [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Allowance For Doubtful Accounts [Line Items]
Beginning balance	$ 929	$ 1,470
Impairment loss recognized	812	72
Amounts written-off as uncollectible	(479)	(537)
Impairment loss reversed	(396)	(24)
Effect of movement in exchange rates	(4)	(52)
Ending balance	$ 862	$ 929